Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		¥ 1,303,365	¥ 1,246,098	¥ 1,087,555
Other revenues	[1]	19,355	5,904	3,247
Total sales of goods and real estate and services income		2,666,373	2,520,365	2,292,708
Sales of goods
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		299,901	340,697	321,883
Real estate sales
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		92,668	94,700	89,070
Asset management and servicing
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		239,232	244,887	173,191
Automobile related services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		82,428	76,772	72,000
Facilities operation
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		56,231	32,163	23,811
Environment and energy services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		209,649	156,327	137,011
Real estate management and brokerage
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		98,593	100,304	101,942
Real estate contract work
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		120,379	92,999	80,179
Other
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		104,284	107,249	88,468
Sales of goods, Real estate and Services [Member]
Revenue From Contract With Customers [Line Items]
Total sales of goods and real estate and services income		¥ 1,322,720	¥ 1,252,002	¥ 1,090,802

[1]	Other revenues are not in the scope of revenue from contracts with customers.